Events after the Reporting Period (Details) - EUR (€) € in Thousands		1 Months Ended
	Jan. 23, 2023	Feb. 28, 2023	Feb. 23, 2023	Jan. 31, 2023	Dec. 31, 2022	Oct. 23, 2022	Oct. 22, 2021
Advisors - Strategic collaboration agreement
Events after the Reporting Period
Number of warrants to purchase shares					8,000,000	6,200,000	1,800,000
Major Ordinary Share Transactions
Events after the Reporting Period
Shares held in treasury	375,000
Decrease in treasury shares in value	€ 135
Transfer of shares		350,000	350,000
Increase in treasury shares transaction		€ 84
Major Ordinary Share Transactions | Class A Shares
Events after the Reporting Period
Transfer of shares		350,000
Major Ordinary Share Transactions | Advisors - Strategic collaboration agreement
Events after the Reporting Period
Number of warrants to purchase shares				6,200,000